Employee Benefit Plans (Details Narrative) (10K) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Employer discretionary contribution amount		$ 676
Predecessor [Member]
Employer discretionary contribution amount	$ 179		$ 481